Income taxes - Deferred Tax Inventory (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets related to:
Non-U.S. net operating loss carry forwards		$ 305.1	$ 270.8
U.S. federal net operating loss and capital carry forwards		34.7	40.0
Tax credit carry forwards		18.3	15.2
Loss reserve discount		8.9	22.0
Incentive compensation and benefits accruals		2.0	6.3
Net unrealized investment losses		1.8	3.4
Unearned Premiums		1.5	2.0
Allowance for doubtful accounts		1.4	2.3
Deferred interest		0.2	0.3
Additional DTA as result of intercompany debt restructuring			7.4
Foreign currency translations on investments and other assets			2.0
Other items		3.6	2.6
Total gross deferred income tax assets		377.5	374.3
Valuation allowance		(71.8)	(58.1)
Total adjusted deferred tax asset		305.7	316.2
Deferred income tax liabilities related to:
Safety Reserve		286.6	259.7
Intangible assets		42.0
Foreign currency translations on investments and other assets		7.3
Purchase accounting		2.4	3.5
Deferred acquisition costs		1.2	3.4
Investment basis differences		1.1	8.7
Other items		3.2	1.5
Total deferred income tax liabilities		343.8	276.8
Net deferred tax (liability) asset		(38.1)
Net deferred tax (liability) asset			$ 39.4
Deferred tax liability	$ 59.2
Deferred tax liability, remeasurement at fair value		9.8
Intangible assets
Deferred income tax liabilities related to:
Deferred tax liability		42.0
Policyholder relationships, customer relationships, technology, and trade names
Deferred income tax liabilities related to:
Deferred tax liability		33.3
Distribution relationships, trade name, and technology
Deferred income tax liabilities related to:
Net deferred tax (liability) asset		1.1
U.S. subsidiaries
Deferred income tax liabilities related to:
Net deferred tax (liability) asset	26.2	17.9
Luxembourg subsidiaries
Deferred income tax liabilities related to:
Net deferred tax (liability) asset	159.0	189.8
United Kingdom subsidiaries
Deferred income tax liabilities related to:
Net deferred tax (liability) asset	11.5	11.3
Sweden subsidiaries
Deferred income tax liabilities related to:
Deferred tax liability	$ 255.8	$ 257.2